LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.6%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.3%
Verizon Communications Inc.	78,590	$3,285,848

Entertainment - 1.4%
Activision Blizzard Inc.	44,500	3,492,805

TOTAL COMMUNICATION SERVICES		6,778,653

CONSUMER STAPLES - 4.2%
Beverages - 2.3%
Coca-Cola Co.	94,010	5,801,357	(a)

Household Products - 1.9%
Kimberly-Clark Corp.	16,030	2,044,146	(a)
Procter & Gamble Co.	19,860	2,739,488	(a)

Total Household Products		4,783,634

TOTAL CONSUMER STAPLES		10,584,991

ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Diamondback Energy Inc.	24,203	3,225,776	(a)
DT Midstream Inc.	51,700	2,854,357
Enbridge Inc.	41,960	1,729,591
Williams Cos. Inc.	96,740	3,292,062	(a)

TOTAL ENERGY		11,101,786

FINANCIALS - 14.8%
Banks - 2.9%
Bank of America Corp.	92,470	3,107,917
JPMorgan Chase & Co.	36,280	4,126,124

Total Banks		7,234,041

Capital Markets - 8.3%
Blackstone Inc.	116,810	10,973,131	(a)
Blue Owl Capital Inc.	309,400	3,434,340
CME Group Inc.	6,680	1,306,675
Intercontinental Exchange Inc.	9,930	1,001,441
Trinity Capital Inc.	292,600	4,333,406

Total Capital Markets		21,048,993

Diversified Financial Services - 0.5%
Apollo Global Management Inc.	22,810	1,267,780	(a)

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2022 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - 3.1%
Assurant Inc.	20,847	$3,304,041
Chubb Ltd.	11,990	2,266,709
Progressive Corp.	17,800	2,183,170	(a)

Total Insurance		7,753,920

TOTAL FINANCIALS		37,304,734

HEALTH CARE - 8.5%
Biotechnology - 0.5%
Amgen Inc.	5,190	1,247,157

Life Sciences Tools & Services - 1.9%
Danaher Corp.	17,730	4,785,504

Pharmaceuticals - 6.1%
Johnson & Johnson	13,880	2,239,399	(a)
Merck & Co. Inc.	64,600	5,514,256	(a)
Pfizer Inc.	171,108	7,739,215

Total Pharmaceuticals		15,492,870

TOTAL HEALTH CARE		21,525,531

INDUSTRIALS - 7.1%
Aerospace & Defense - 3.3%
Lockheed Martin Corp.	9,878	4,149,847	(a)
Raytheon Technologies Corp.	47,010	4,219,147	(a)

Total Aerospace & Defense		8,368,994

Air Freight & Logistics - 0.9%
United Parcel Service Inc., Class B Shares	12,060	2,345,791	(a)

Electrical Equipment - 0.7%
Emerson Electric Co.	20,720	1,693,653	(a)

Machinery - 2.2%
Otis Worldwide Corp.	54,610	3,943,934	(a)
Stanley Black & Decker Inc.	17,230	1,517,963

Total Machinery		5,461,897

TOTAL INDUSTRIALS		17,870,335

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.2%
Cisco Systems Inc.	71,800	3,210,896

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity Ltd.	19,450	2,454,785

IT Services - 0.3%
Paychex Inc.	5,570	687,004	(a)

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2022 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.4%
ASML Holding NV, Registered Shares	2,660	$1,303,240
Intel Corp.	88,700	2,831,304
NXP Semiconductors NV	9,440	1,553,635
QUALCOMM Inc.	36,740	4,859,600	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,420	1,368,607
Texas Instruments Inc.	11,290	1,865,221	(a)

Total Semiconductors & Semiconductor Equipment		13,781,607

Software - 6.3%
Microsoft Corp.	47,330	12,375,375	(a)
NortonLifeLock Inc.	49,520	1,118,657	(a)
Oracle Corp.	32,890	2,438,793	(a)

Total Software		15,932,825

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	65,530	10,302,627	(a)

TOTAL INFORMATION TECHNOLOGY		46,369,744

MATERIALS - 1.5%
Chemicals - 1.5%
Air Products & Chemicals Inc.	5,960	1,504,602
Huntsman Corp.	83,450	2,338,269	(a)

TOTAL MATERIALS		3,842,871

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Alexandria Real Estate Equities Inc.	15,770	2,419,118	(a)
American Tower Corp.	7,190	1,826,620	(a)
Crown Castle Inc.	4,880	833,650
Equinix Inc.	3,210	2,110,158	(a)
Equity LifeStyle Properties Inc.	13,630	955,463
Gaming and Leisure Properties Inc.	58,177	2,808,204
Global Medical REIT Inc.	72,500	785,900
Prologis Inc.	9,500	1,182,845	(a)
SBA Communications Corp.	6,260	2,036,065

TOTAL REAL ESTATE		14,958,023

UTILITIES - 2.2%
Electric Utilities - 0.5%
NextEra Energy Inc.	15,480	1,316,729

Multi-Utilities - 1.7%
CenterPoint Energy Inc.	66,990	2,112,195
Sempra Energy	12,480	2,058,825	(a)

Total Multi-Utilities		4,171,020

TOTAL UTILITIES		5,487,749

TOTAL COMMON STOCKS (Cost - $121,114,749)		175,824,417

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2022 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 32.2%
Diversified Energy Infrastructure - 13.6%
Energy Transfer LP		1,323,480	$15,497,951	(a)
Enterprise Products Partners LP		503,280	13,246,330	(a)
Plains GP Holdings LP, Class A Shares		463,340	5,550,813	*

Total Diversified Energy Infrastructure			34,295,094

Global Infrastructure - 1.7%
Brookfield Renewable Partners LP		113,805	4,235,572

Liquids Transportation & Storage - 6.1%
Magellan Midstream Partners LP		202,280	10,443,716	(a)
PBF Logistics LP		267,730	4,961,037	(a)

Total Liquids Transportation & Storage			15,404,753

Oil/Refined Products - 6.3%
CrossAmerica Partners LP		151,970	3,176,173	(a)
MPLX LP		188,500	6,148,870	(a)
Sunoco LP		165,300	6,559,104	(a)

Total Oil/Refined Products			15,884,147

Petrochemicals - 2.3%
Westlake Chemical Partners LP		239,536	5,751,259	(a)

Power Generation - 1.0%
NextEra Energy Partners LP		32,120	2,636,731

Propane - 1.2%
Suburban Propane Partners LP		200,000	3,222,000	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $45,886,696)			81,429,556

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 13.7%
COMMUNICATION SERVICES - 2.6%
Media - 1.0%
Paramount Global, Non Voting Shares	5.750%	67,964	2,608,458

Wireless Telecommunication Services - 1.6%
2020 Cash Mandatory Exchangeable Trust	5.250%	3,336	3,983,451

TOTAL COMMUNICATION SERVICES			6,591,909

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 1.1%
Aptiv PLC, Non Voting Shares	5.500%	26,340	2,855,783

FINANCIALS - 2.0%
Capital Markets - 2.0%
KKR & Co. Inc., Non Voting Shares	6.000%	80,500	5,010,320

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2022 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp., Non Voting Shares	5.500%		2,819	$298,391

INFORMATION TECHNOLOGY - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
Broadcom Inc., Non Voting Shares	8.000%		5,736	8,943,342

UTILITIES - 4.3%
Electric Utilities - 1.8%
NextEra Energy Inc.	6.219%		84,050	4,401,698

Gas Utilities - 1.3%
South Jersey Industries Inc.	8.750%		31,190	2,122,480
Spire Inc.	7.500%		23,100	1,154,076

Total Gas Utilities				3,276,556

Multi-Utilities - 1.2%
DTE Energy Co.	6.250%		61,080	3,135,236

TOTAL UTILITIES				10,813,490

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $31,074,714)				34,513,235

INVESTMENTS IN UNDERLYING FUNDS - 3.1%
Ares Capital Corp.			43,290	850,216	(a)(b)
Barings BDC Inc.			349,050	3,480,028	(a)(b)
TriplePoint Venture Growth BDC Corp.			252,005	3,374,347	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $7,169,991)				7,704,591

		MATURITY	FACE
	RATE	DATE	AMOUNT
CONVERTIBLE BONDS & NOTES - 1.2%
INDUSTRIALS - 1.2%
Airlines - 1.2%
American Airlines Group Inc., Senior Notes (Cost - $2,997,425)	6.500%	7/1/25	$2,859,000	3,107,733

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $208,243,575)				302,579,532

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2022 Quarterly Report	5

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $8,710,620)	1.917%	8,710,620	$8,710,620

TOTAL INVESTMENTS - 123.2% (Cost - $216,954,195)			311,290,152
Liabilities in Excess of Other Assets - (23.2)%			(58,692,526)

TOTAL NET ASSETS - 100.0%			$252,597,626

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	LMP Capital and Income Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation. The Fund may use leverage through borrowings in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of preferred stock in an aggregate amount of liquidation preference attributable to the preferred stock combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market

7

Notes to Schedule of Investments (unaudited) (cont’d)

on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

8

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$175,824,417	—	—	$175,824,417
Master Limited Partnerships	81,429,556	—	—	81,429,556
Convertible Preferred Stocks:
Communication Services	2,608,458	$3,983,451	—	6,591,909
Other Convertible Preferred Stocks	27,921,326	—	—	27,921,326
Investments in Underlying Funds	7,704,591	—	—	7,704,591
Convertible Bonds & Notes	—	3,107,733	—	3,107,733

Total Long-Term Investments	295,488,348	7,091,184	—	302,579,532

Short-Term Investments†	8,710,620	—	—	8,710,620

Total Investments	$304,198,968	$7,091,184	—	$311,290,152

†	See Schedule of Investments for additional detailed categorizations.

9